Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 687.3		$ 603.6		$ 669.5
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Investment Security Losses, net	1.7	[1]	23.9	[1]	20.4	[1]
Amortization and Accretion of Securities and Unearned Income	(11.7)		(34.2)		(55.5)
Provision for Credit Losses	25.0		55.0		160.0
Depreciation on Buildings and Equipment	88.3		89.2		93.5
Change in Accrued Income Taxes	18.5		(115.5)		153.5
Qualified Pension Plan Contributions	(100.0)		(100.0)		(68.0)
Visa Indemnification Benefit			(23.1)		(33.0)
Deferred Income Tax Provision	79.7		97.2		12.1
Change in Receivables	(41.9)		(179.7)		(90.6)
Change in Interest Payable	(10.0)		5.0		7.7
Net Changes in Derivative Fair Value, Including Required Collateral	(127.9)		172.1		(377.8)
Other Operating Activities, net	4.3		484.9		142.4
Net Cash Provided by Operating Activities	814.4		1,254.3		790.2
CASH FLOWS FROM INVESTING ACTIVITIES
Net Change in Federal Funds Sold and Securities Purchased under Agreements to Resell	60.5		38.8		89.9
Change in Interest-Bearing Deposits with Banks	(2,107.1)		(1,345.1)		(2,446.1)
Net Change in Federal Reserve Deposits and Other Interest-Bearing Assets	5,829.0		(2,512.4)		4,048.4
Purchases of Securities - Held to Maturity	(3,798.5)		(147.6)		(448.6)
Proceeds from Maturity and Redemption of Securities - Held to Maturity	2,220.9		272.9		429.1
Purchases of Securities - Available for Sale	(19,546.4)		(33,302.1)		(14,697.0)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	21,183.3		23,082.9		11,432.5
Change in Loans and Leases	(469.6)		(1,017.9)		(479.8)
Purchases of Buildings and Equipment, net	(73.3)		(96.9)		(90.5)
Purchases and Development of Computer Software	(239.2)		(274.2)		(220.6)
Change in Client Security Settlement Receivables	(1,270.8)		(77.0)		93.5
Decrease in Cash Due to Acquisitions, net of Cash Acquired			(172.6)
Other Investing Activities, net	(161.2)		162.8		521.2
Net Cash Provided by (Used in) Investing Activities	1,627.6		(15,388.4)		(1,768.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in Deposits	(1,269.7)		18,481.8		5,914.4
Change in Federal Funds Purchased	(35.1)		(2,876.3)		(2,958.1)
Change in Securities Sold under Agreements to Repurchase	(499.0)		244.4		(83.1)
Change in Short-Term Other Borrowings	(435.5)		630.5		(573.3)
Proceeds from Term Federal Funds Purchased			7,962.3		19,045.6
Repayments of Term Federal Funds Purchased			(7,981.3)		(20,217.5)
Proceeds from Senior Notes and Long-Term Debt	500.0		500.0		1,142.7
Repayments of Senior Notes and Long-Term Debt	(923.7)		(880.7)		(918.3)
Treasury Stock Purchased	(162.4)		(79.0)		(5.9)
Net Proceeds from Stock Options	106.8		75.6		70.6
Cash Dividends Paid on Common Stock	(354.3)		(273.7)		(273.2)
Other Financing Activities, net					1.2
Net Cash Provided by (Used in) Financing Activities	(3,072.9)		15,803.6		1,145.1
Effect of Foreign Currency Exchange Rates on Cash	68.3		(172.2)		158.9
Increase (Decrease) in Cash and Due from Banks	(562.6)		1,497.3		326.2
Cash and Due from Banks at Beginning of Year	4,315.3		2,818.0		2,491.8
Cash and Due from Banks at End of Year	3,752.7		4,315.3		2,818.0
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest Paid	307.4		394.5		370.3
Income Taxes Paid	188.5		153.3		173.1
Transfers from Loans to OREO	48.5		68.8		52.1
Computer Software
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of Intangibles	180.8		158.4		141.6
Other Intangible Assets
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of Intangibles	$ 20.3		$ 17.5		$ 14.4

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)